STOCKHOLDERS' DEFICIENCY AND CONVERTIBLE PREFERRED SHARES (Details 2) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding at beginning of year, Number of options	1,317,400	945,750
Options granted, Number of options	8,326,634	624,000
Options exercised, Number of options	6,000	74,500
Options expired, Number of options	157,775	89,250
Options forfeited, Number of options	98,225	88,600
Options outstanding at end of year, Number of options	9,382,034	1,317,400	945,750
Options vested and expected to vest at end of year, Number of options	8,730,371	1,284,800
Exercisable at end of year, Number of options	3,311,443	962,875
Options outstanding at beginning of year, Weighted average exercise price	$ 6.59	$ 6.90
Options granted, Weighted average exercise price	0.32	6.36
Options exercised, Weighted average exercise price		0.09
Options expired, Weighted average exercise price	8.05	11.21
Options forfeited, Weighted average exercise price	4.14	13.54
Options outstanding at end of year, Weighted average exercise price	1.01	6.59	$ 6.90
Options vested and expected to vest at end of year, Weighted average exercise price	1.05	6.58
Exercisable at end of year, Weighted average exercise price	$ 2.12	$ 6.74
Options outstanding at, Weighted average remaining contractual life	6 years 14 days	6 years 11 months 23 days	7 years 8 months 8 days
Options vested and expected to vest at end of year, Weighted average remaining contractual life	9 months 22 days	6 years 11 months 16 days
Exercisable at end of year, Weighted average remaining contractual life	6 years 1 month 24 days	6 years 5 months 1 day
Options outstanding at beginning of year, Aggregate Intrinsic value	$ 8	$ 2,935
Options outstanding at end of year, Aggregate Intrinsic value	14	8	$ 2,935
Options vested and expected to vest at end of year, Aggregate Intrinsic value	14	8
Exercisable at end of year, Aggregate Intrinsic value	$ 14	$ 8